Loans - Summary of Troubled Debt Restructurings at the Dates (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable Modifications Number Of Contracts [Line Items]
Total TDRs on accrual status	$ 4,086	$ 6,836
Total TDRs on non-accrual status	15,490	10,797
Total TDRs	19,576	17,633
One-to Four-Family [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Total TDRs on accrual status	2,588	1,992
Total TDRs on non-accrual status	1,500	2,493
Multi-Family Residential Real Estate [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Total TDRs on accrual status	109	110
Home Equity Lines of Credit [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Total TDRs on accrual status	21	22
Commercial Real Estate [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Total TDRs on accrual status	1,368	1,393
Total TDRs on non-accrual status	4,309	4,466
Construction [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Total TDRs on accrual status		3,319
Total TDRs on non-accrual status	9,489	3,838
Commercial Business Loans [Member]
Financing Receivable Modifications Number Of Contracts [Line Items]
Total TDRs on non-accrual status	$ 192